OTHER FINANCIAL DATA - VARIABLE INTEREST ENTITY (Details) (USD $)	3 Months Ended									12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 570,000,000					$ 904,000,000				$ 570,000,000		$ 904,000,000	$ 475,000,000	$ 252,000,000
Restricted cash	11,000,000					24,000,000				11,000,000		24,000,000
Inventories	396,000,000					287,000,000				396,000,000		287,000,000
Other current assets	293,000,000					208,000,000				293,000,000		208,000,000
Total current assets	4,184,000,000					3,997,000,000				4,184,000,000		3,997,000,000
Restricted cash, noncurrent	29,000,000					25,000,000				29,000,000		25,000,000
Sundry	561,000,000					635,000,000				561,000,000		635,000,000
Property, plant and equipment, net	25,902,000,000					25,460,000,000				25,902,000,000		25,460,000,000
Total assets	39,732,000,000					37,244,000,000				39,732,000,000		37,244,000,000	36,499,000,000
Current portion of long-term debt	469,000,000					1,147,000,000				469,000,000		1,147,000,000
Fixed-price contracts and other derivatives, current liabilities	55,000,000					55,000,000				55,000,000		55,000,000
Other current liabilities	649,000,000					515,000,000				649,000,000		515,000,000
Total current liabilities	5,069,000,000					4,369,000,000				5,069,000,000		4,369,000,000
Long-term debt	12,167,000,000					11,253,000,000				12,167,000,000		11,253,000,000
Fixed-price contracts and other derivatives, noncurrent liabilities	255,000,000					228,000,000				255,000,000		228,000,000
Deferred credits and other	1,104,000,000					1,169,000,000				1,104,000,000		1,169,000,000
Other noncontrolling interest	754,000,000					822,000,000				754,000,000		822,000,000
Total liabilities and equity	39,732,000,000					37,244,000,000				39,732,000,000		37,244,000,000
Cost of electric fuel and purchased power										2,281,000,000		1,932,000,000	1,760,000,000
Operation and maintenance										2,935,000,000		2,995,000,000	2,956,000,000
Depreciation and amortization										1,156,000,000		1,113,000,000	1,090,000,000
Other income (expense), net										137,000,000		140,000,000	172,000,000
Interest expense										(554,000,000)		(559,000,000)	(493,000,000)
Net income										1,262,000,000		1,088,000,000	920,000,000
Earnings attributable to noncontrolling interest										(100,000,000)		(79,000,000)	(55,000,000)
Earnings	297,000,000		348,000,000	269,000,000	247,000,000	282,000,000	296,000,000	245,000,000	178,000,000	1,161,000,000		1,001,000,000	859,000,000
Cameron LNG Holdings [Member]
Schedule Of Equity Method And Other Investments [Line Items]
Equity Method And Other Investments	1,007,000,000	[1]				0				1,007,000,000	[1]	0
Otay Mesa VIE [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	5,000,000					17,000,000				5,000,000		17,000,000
Restricted cash	8,000,000					6,000,000				8,000,000		6,000,000
Inventories	3,000,000					2,000,000				3,000,000		2,000,000
Other current assets	1,000,000					1,000,000				1,000,000		1,000,000
Total current assets	17,000,000					26,000,000				17,000,000		26,000,000
Restricted cash, noncurrent	11,000,000					25,000,000				11,000,000		25,000,000
Sundry	3,000,000					4,000,000				3,000,000		4,000,000
Property, plant and equipment, net	410,000,000					438,000,000				410,000,000		438,000,000
Total assets	441,000,000					493,000,000				441,000,000		493,000,000
Current portion of long-term debt	10,000,000					10,000,000				10,000,000		10,000,000
Fixed-price contracts and other derivatives, current liabilities	16,000,000					16,000,000				16,000,000		16,000,000
Other current liabilities	3,000,000					19,000,000				3,000,000		19,000,000
Total current liabilities	29,000,000					45,000,000				29,000,000		45,000,000
Long-term debt	315,000,000					325,000,000				315,000,000		325,000,000
Fixed-price contracts and other derivatives, noncurrent liabilities	31,000,000					39,000,000				31,000,000		39,000,000
Deferred credits and other	6,000,000					(7,000,000)				6,000,000		(7,000,000)
Other noncontrolling interest	60,000,000					91,000,000				60,000,000		91,000,000
Total liabilities and equity	441,000,000					493,000,000				441,000,000		493,000,000
Cost of electric fuel and purchased power										(83,000,000)		(91,000,000)	(83,000,000)
Operation and maintenance										19,000,000		24,000,000	19,000,000
Depreciation and amortization										27,000,000		28,000,000	26,000,000
Total operating expense										(37,000,000)		(39,000,000)	(38,000,000)
Operating income										37,000,000		39,000,000	38,000,000
Other income (expense), net										0		0	(1,000,000)
Interest expense										17,000,000		15,000,000	11,000,000
Net income										20,000,000		24,000,000	26,000,000
Earnings attributable to noncontrolling interest										(20,000,000)		(24,000,000)	(26,000,000)
Earnings										$ 0		$ 0	$ 0

[1]
The carrying value of our equity method investment is $94 million higher than the underlying equity in the net assets of the investee at December 31, 2014 primarily due to guarantees as we discuss below.